INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Other investments
Carrying Value	$ 236,928	$ 115,784
Lingang Frontier CSI New Energy Investment Fund, LP
Other investments
Carrying Value	$ 42,357
Ownership Percentage	44.30%
Marangatu
Other investments
Carrying Value	$ 30,790	$ 2,500
Ownership Percentage	30.00%	30.00%	30.00%
Suzhou Financial Leasing Co., Ltd.
Other investments
Carrying Value	$ 30,048	$ 27,328
Ownership Percentage	3.00%	4.20%
Panati
Other investments
Carrying Value	$ 28,185	$ 1,818
Ownership Percentage	30.00%	30.00%	30.00%
Crimson
Other investments
Carrying Value	$ 26,551	$ 22,272
Ownership Percentage	20.00%	20.00%		20.00%
Lavras
Other investments
Carrying Value	$ 12,881	$ 14,318
Ownership Percentage	20.00%	20.00%
Canadian Solar Infrastructure Fund, Inc.
Other investments
Carrying Value	$ 17,677	$ 8,961
Ownership Percentage	14.50%	14.60%
Francisco
Other investments
Carrying Value	$ 7,553	$ 7,683
Ownership Percentage	20.00%	20.00%
Suzhou Zhuosheng Venture Investment Fund, LLP
Other investments
Carrying Value	$ 8,957	$ 6,868
Ownership Percentage	14.00%	17.90%
Salgueiro
Other investments
Carrying Value	$ 7,250	$ 6,595
Ownership Percentage	20.00%	20.00%
JuSheng (Suzhou) Solar Tech Co., Ltd.
Other investments
Carrying Value	$ 7,028	$ 5,922
Ownership Percentage	2.20%	4.40%
Jaiba
Other investments
Carrying Value	$ 4,131	$ 5,077
Ownership Percentage	20.00%	20.00%
Others
Other investments
Carrying Value	$ 13,520	$ 6,442
Others | Minimum
Other investments
Ownership Percentage	8.50%	10.90%
Others | Maximum
Other investments
Ownership Percentage	49.00%	49.00%